Document And Entity Information (USD $)	3 Months Ended
	Feb. 01, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Pacific Ethanol, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	86,631,664
Entity Public Float		$ 18,727,000
Amendment Flag	false
Entity Central Index Key	0000778164
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Feb. 01, 2012
Document Fiscal Year Focus	2011